CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 1,127,055	$ 172,729	¥ 884,676
Restricted cash	18,630	2,855	16,509
Total cash, cash equivalents and restricted cash	¥ 1,145,685	$ 175,584	¥ 901,185